SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Land [Member]
Property, Plant and Equipment, Estimated Useful Lives	Infinite	Infinite
Building [Member]
Property, Plant and Equipment, Estimated Useful Lives	15 years	15 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years	5 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years	3 years
Automobiles [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of useful life and lease term	Lesser of useful life and lease term